Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity and share-based payments
Schedule of variation of the share capital

As of December 31, 2014		2,385,267,525
Shares issued in connection with:	Capital increase reserved for employees	10,479,410
	Capital increase within stock dividend (2014 remainder and first interim dividend for 2015)	42,841,342
	Exercise of TOTAL share subscription options	1,469,606
As of December 31, 2015 (a)		2,440,057,883
Shares issued in connection with:	Capital increase within stock dividend (second interim dividend for 2015, third interim dividend for 2015, 2015 remainder and first interim dividend for 2016)	88,401,329
	Exercise of TOTAL share subscription options	2,237,918
	Cancellation of treasury shares	(100,331,268)
As of December 31, 2016 (b)		2,430,365,862
Shares issued in connection with:	Capital increase reserved for employees	9,532,190
	Capital increase within stock dividend (second interim dividend for 2016, third interim dividend for 2016, 2016 remainder and first interim dividend for 2017)	86,442,256
	Exercise of TOTAL share subscription options	2,649,308
As of December 31, 2017 (c)		2,528,989,616

(a)	Including 113,967,758 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 10,587,822 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 8,376,756 treasury shares deducted from consolidated shareholders’ equity.

Schedule of TOTAL shares held by TOTAL S.A. and Group subsidiaries

As of December 31,	2017	2016	2015
Number of treasury shares	8,376,756	10,587,822	13,636,490
Percentage of share capital	0.33%	0.44%	0.56%

Of which shares allocated to TOTAL share grant plans for Group employees	8,345,847	10,555,887	13,603,525
Of which shares intended to be allocated to new TOTAL share purchase option plans or to new share grant plans	30,909	31,935	32,965

TOTAL shares held by Group subsidiaries

As of December 31,	2017	2016	2015
Number of shares held by Group subsidiaries	—	—	100,331,268
Percentage of share capital	—	—	4.11%

Of which shares held by a consolidated subsidiary, Total Nucléaire, 100% indirectly controlled by TOTAL S.A.	—	—	2,023,672
Of which shares held by subsidiaries of Elf Aquitaine (Financière Valorgest, Sogapar and Fingestval), 100% indirectly controlled by TOTAL S.A.	—	—	98,307,596

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2017	2016	2015
Number of shares as of January 1,	2,430,365,862	2,440,057,883	2,385,267,525
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,198,036	538,621	662,351
Exercise of TOTAL share purchase options	—	—	—
TOTAL performance shares	1,105,796	1,524,172	103,131
Capital increase reserved for employees	6,354,793	—	6,986,273
Capital increase within stock dividend	53,365,971	51,029,237	13,343,379
Buyback of treasury shares on December 15, 2016	—	4,180,470	—
Cancellation of treasury shares on December 15, 2016	—	(4,180,470)	—
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders’ equity	(10,587,822)	(113,967,758)	(111,324,719)
Weighted-average number of shares	2,481,802,636	2,379,182,155	2,295,037,940
Dilutive effect
TOTAL share subscription and purchase options	727,864	630,474	1,168,644
TOTAL performance shares	10,238,411	9,058,264	7,647,690
Capital increase reserved for employees	1,987,502	843,043	581,268
Weighted-average number of diluted shares	2,494,756,413	2,389,713,936	2,304,435,542

Detail of other comprehensive income

For the year ended December 31,
(M$)	2017		2016		2015
Actuarial gains and losses		823		(371)		557
Tax effect		(390)		55		(278)
Currency translation adjustment generated by the parent company		9,316		(1,548)		(7,268)
Sub-total items not potentially reclassifiable to profit & loss		9,749		(1,864)		(6,989)
Currency translation adjustment		(2,578)		(1,098)		2,456
– Unrealized gain/(loss) of the period	(2,408)		(543)		3,032
– Less gain/(loss) included in net income	170		555		576
Available for sale financial assets		7		4		9
– Unrealized gain/(loss) of the period	7		4		10
– Less gain/(loss) included in net income	—		—		1
Cash flow hedge		324		239		(185)
– Unrealized gain/(loss) of the period	584		186		(390)
– Less gain/(loss) included in net income	260		(53)		(205)
Share of other comprehensive income of equity affiliates, net amount		(677)		935		120
– Unrealized gain/(loss) of the period	(655)		933		118
– Less gain/(loss) included in net income	22		(2)		(2)
Other		—		1		1
Tax effect		(100)		(76)		53
Sub-total items potentially reclassifiable to profit & loss		(3,024)		5		2,454
Total other comprehensive income, net amount		6,725		(1,859)		(4,535)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2017			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	9,316	9,316	—	—	—
Currency translation adjustment	(2,578)	(3,275)	462	3	232
Currency translation adjustment of equity affiliates	(730)	(1,099)	(25)	207	187
Total currency translation adjustment recognized in comprehensive income	6,008	4,943	436	210	419

As of December 31, 2016			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,548)	(1,548)	—	—	—
Currency translation adjustment	(1,098)	(184)	(887)	7	(34)
Currency translation adjustment of equity affiliates	890	223	54	643	(30)
Total currency translation adjustment recognized in comprehensive income	(1,756)	(1,509)	(833)	650	(64)

As of December 31, 2015			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,268)	(7,268)	—	—	—
Currency translation adjustment	2,456	3,318	(267)	(3)	(592)
Currency translation adjustment of equity affiliates	87	903	16	(718)	(114)
Total currency translation adjustment recognized in comprehensive income	(4,725)	(3,047)	(251)	(721)	(706)

Tax effects relating to each component of other comprehensive income are as follows:

	2017			2016			2015
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	823	(390)	433	(371)	55	(316)	557	(278)	279
Currency translation adjustment generated by the parent company	9,316	—	9,316	(1,548)	—	(1,548)	(7,268)	—	(7,268)
Sub-total items not potentially reclassifiable to profit & loss	10,139	(390)	9,749	(1,919)	55	(1,864)	(6,711)	(278)	(6,989)
Currency translation adjustment	(2,578)	—	(2,578)	(1,098)	—	(1,098)	2,456	—	2,456
Available for sale financial assets	7	(3)	4	4	—	4	9	(5)	4
Cash flow hedge	324	(97)	227	239	(76)	163	(185)	58	(127)
Share of other comprehensive income of equity affiliates, net amount	(677)	—	(677)	935	—	935	120	—	120
Other	—	—	—	1	—	1	1	—	1
Sub-total items potentially reclassifiable to profit & loss	(2,924)	(100)	(3,024)	81	(76)	5	2,401	53	2,454
Total other comprehensive income	7,215	(490)	6,725	(1,838)	(21)	(1,859)	(4,310)	(225)	(4,535)

Schedule of share-based payment expense

As of December 31,
(M$)	2017	2016	2015
Total restricted shares plans	135	113	71
SunPower plans	31	28	78
Capital increase reserved for employees	16	—	30
Total	182	141	179

TOTAL share subscription option plans
Shareholders' equity and share-based payments
Summary of share subscription option plans

							Weighted
							average
							exercise
							price
	2007 Plan	2008 Plan	2009 Plan	2010 Plan	2011 Plan	Total	(in euros)
Date of the shareholders’ meeting	5/11/2007	5/11/2007	5/11/2007	5/21/2010	5/21/2010
Date of the award(a)	7/17/2007	10/9/2008	9/15/2009	9/14/2010	9/14/2011
Strike price	60.10	42.90	39.90	38.20	33.00
Expiry date	7/17/2015	10/9/2016	9/15/2017	9/14/2018	9/14/2019
Number of options(b)
Existing options as of January 1, 2015	5,847,965	3,215,884	3,011,269	3,701,218	859,075	16,635,411	46.85
Granted	—	—	—	—	—	—	—
Cancelled(b)	(5,847,965)	—	—	—	—	(5,847,965)	60.10
Exercised	—	(654,382)	(300,486)	(377,972)	(136,766)	(1,469,606)	40.16
Existing options as of January 1, 2016	—	2,561,502	2,710,783	3,323,246	722,309	9,317,840	39.58
Granted	—	—	—	—	—	—	—
Cancelled(b)	—	(1,794,304)	—	—	—	(1,794,304)	42.90
Exercised	—	(767,198)	(931,730)	(443,009)	(95,981)	(2,237,918)	40.30
Existing options as of January 1, 2017	—	—	1,779,053	2,880,237	626,328	5,285,618	38.16
Granted	—	—	—	—	—	—	—
Cancelled(b)	—	—	(195,370)	—	—	(195,370)	39.90
Exercised	—	—	(1,583,683)	(929,865)	(135,760)	(2,649,308)	38.95
Existing options as of December 31, 2017	—	—	—	1,950,372	490,568	2,440,940	37.15

(a)	The grant date is the date of the Board meeting awarding the share subscription options, except for the grant of October 9, 2008, decided by the Board on September 9, 2008.
(b)

Out of the options canceled in 2015, 2016 and 2017, 5,847,965 options that were not exercised expired on July 17, 2015 due to the expiry of the 2007 plan, 1,794,304 options that were not exercised expired on October 9, 2016 due to the expiry of the 2008 plan and 195,370 options that were not exercised expired on September 15, 2017 due to expiry of 2009 plan.

TOTAL performance-based restricted share grants
Shareholders' equity and share-based payments
Summary of performance share grants and restricted stock activities

	2013 Plan	2014 Plan	2015 Plan	2016 Plan	2017 Plan		Total
Date of the shareholders’ meeting	5/13/2011	5/16/2014	5/16/2014	5/24/2016	5/24/2016
Date of the award	7/25/2013	7/29/2014	07/28/2015	7/27/2016	7/26/2017
Date of the final award (end of the vesting period)	7/26/2016	7/30/2017	07/29/2018	7/28/2019	7/27/2020
Transfer authorized as from	7/26/2018	7/30/2019	07/29/2020	7/29/2021	7/28/2022
Grant date IFRS 2 fair value	32.64	€44.66	€35.90	€35.37	€35.57	€
Number of performance shares
Outstanding as of January 1, 2015	4,434,460	4,475,030	—	—	—		8,909,490
Notified	—	—	4,761,935	—	—		4,761,935
Cancelled	(28,230)	(22,630)	(1,430)	—	—		(52,290)
Finally granted	(55,400)	(49,940)	—	—	—		(105,340)
Outstanding as of January 1, 2016	4,350,830	4,402,460	4,760,505	—	—		13,513,795
Notified	—	—	—	5,639,400	—		5,639,400
Cancelled (a)	(1,303,506)	(37,100)	(29,170)	(1,730)	—		(1,371,506)
Finally granted (a)	(3,047,324)	(860)	(600)	(110)	—		(3,048,894)
Outstanding as of January 1, 2017	—	4,364,500	4,730,735	5,637,560	—		14,732,795
Notified	—	—	—	—	5,679,949		5,679,949
Cancelled	—	(2,157,820)	(31,480)	(29,050)	(910)		(2,219,260)
Finally granted	—	(2,206,680)	(1,950)	(1,410)	—		(2,210,040)
Outstanding as of December 31, 2017	—	—	4,697,305	5,607,100	5,679,039		15,983,444

(a)	The number of performance shares finally granted in 2016 has been adjusted by 226 performance shares granted in 2017.

SunPower plans
Shareholders' equity and share-based payments
Summary of performance share grants and restricted stock activities

	Restricted Stock Awards and Units
		Weighted-Average
	Shares	Grant Date Fair Value
	(in thousands)	Per Share (in dollars) (a)
Outstanding as of December 28, 2014	6,555	18.88
Granted	2,695	29.77
Vested (b)	(3,560)	15.31
Forfeited	(627)	22.99
Outstanding as of January 3, 2016	5,063	26.68
Granted	4,978	18.81
Vested (b)	(2,837)	23.47
Forfeited	(1,057)	26.30
Outstanding as of January 1, 2017	6,147	21.85
Granted	4,863	6.76
Vested (b)	(1,738)	25.87
Forfeited	(1,979)	18.15
Outstanding as of January 1, 2018	7,293	21.85

(a)SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.

(b)Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2017
Date of the Board of Directors meeting that decided the issue	July 27, 2016
Subscription price (€) (a)	38.10
Share price at the reference date (€) (b)	46.98
Number of shares (in millions)	9.35
Risk free interest rate (%) (c)	0.13
Employees loan financing rate (%) (d)	5.02
Non transferability cost (% of the reference’s share price)	20.62
Expenses ($ million)	16.00

(a)Average of the closing TOTAL share prices during the twenty trading days prior to the subscription period, after deduction of a 20% discount.

(b)Share price on March 15, 2017, date on which the Chief Executive Officer set the subscription period.

(c)Zero coupon Euro swap rate at 5 years.

(d)The employees’ loan financing rate is based on a 5 year consumer’s credit rate.